Schedule of Long-Term Debt and Capital Lease Obligations (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Long Term Debt [Line Items]
Long-term debt	$ 27,894,077		$ 17,950,911		$ 17,504,090
Less: Current portion of long term debt	(4,050,498)		(7,919,179)		(5,971,339)
Long-term debt	23,843,579		10,031,732		11,532,751
Capital lease obligations
Long Term Debt [Line Items]
Debt instrument, effective interest rate, minimum	5.50%	[1]	0.20%	[2]
Debt instrument, effective interest rate, maximum	9.10%	[1]	11.00%	[2]
Long-term debt	1,173,403		2,477,985		4,879,886
Senior Lender | Line of credit
Long Term Debt [Line Items]
Debt instrument maturity date	2021-06		2014-06
Debt instrument, effective interest rate	4.40%	[1]	7.00%	[2]
Long-term debt	26,625,000		896,000		431,000
Senior Lender | Note payable - working capital
Long Term Debt [Line Items]
Debt instrument, effective interest rate, minimum			5.50%	[2]
Debt instrument, effective interest rate, maximum			7.00%	[2]
Long-term debt			3,715,088		5,216,251
Senior Lender | Note payable - equity investments
Long Term Debt [Line Items]
Debt instrument maturity date			2016-09
Debt instrument, effective interest rate			6.25%	[2]
Long-term debt			3,270,427		4,289,057
Senior Lender | Note payable - management agreements
Long Term Debt [Line Items]
Debt instrument maturity date			2016-12
Debt instrument, effective interest rate			6.00%	[2]
Long-term debt			640,466		826,617
Senior Lender | Note payable - assumption
Long Term Debt [Line Items]
Debt instrument maturity date			2015-01
Debt instrument, effective interest rate			6.75%	[2]
Long-term debt			146,857
Other Lenders | Note payable - equity investments
Long Term Debt [Line Items]
Long-term debt					167,841
Other Lenders | Note payable - management agreements
Long Term Debt [Line Items]
Long-term debt			640,466
Other Lenders | Note payable - assumption
Long Term Debt [Line Items]
Long-term debt			146,857
Other Lenders | Note payable - preferred interest redemption
Long Term Debt [Line Items]
Debt instrument maturity date			2015-07
Debt instrument, effective interest rate			10.00%	[2]
Long-term debt			5,100,000
Other Lenders | Notes payable - settlements
Long Term Debt [Line Items]
Debt instrument, effective interest rate, minimum			5.25%	[2]
Debt instrument, effective interest rate, maximum			8.00%	[2]
Long-term debt			1,189,725
Other Lenders | Notes payable - THE
Long Term Debt [Line Items]
Debt instrument, effective interest rate, minimum			4.60%	[2]
Debt instrument, effective interest rate, maximum			8.00%	[2]
Long-term debt			311,149		453,034
Other Lenders | Notes payable - physician partners
Long Term Debt [Line Items]
Debt instrument, effective interest rate, minimum			5.25%	[2]
Debt instrument, effective interest rate, maximum			6.75%	[2]
Long-term debt			103,604		617,198
Other Lenders | Notes payable - acquisition
Long Term Debt [Line Items]
Debt instrument, effective interest rate	6.00%	[1]	6.00%	[2]
Long-term debt	95,674		99,610		172,289
Other Lenders | Note payable - HC REIT
Long Term Debt [Line Items]
Long-term debt					$ 450,917
Minimum | Capital lease obligations
Long Term Debt [Line Items]
Debt instrument maturity date			2013-10
Minimum | Senior Lender | Note payable - working capital
Long Term Debt [Line Items]
Debt instrument maturity date			2014-03
Minimum | Other Lenders | Notes payable - settlements
Long Term Debt [Line Items]
Debt instrument maturity date			2014-12
Minimum | Other Lenders | Notes payable - THE
Long Term Debt [Line Items]
Debt instrument maturity date			2014-12
Minimum | Other Lenders | Notes payable - physician partners
Long Term Debt [Line Items]
Debt instrument maturity date			2013-06
Minimum | Other Lenders | Notes payable - acquisition
Long Term Debt [Line Items]
Debt instrument maturity date	2014-12		2014-12
Maximum | Capital lease obligations
Long Term Debt [Line Items]
Debt instrument maturity date			2017-07
Maximum | Senior Lender | Note payable - working capital
Long Term Debt [Line Items]
Debt instrument maturity date			2016-02
Maximum | Other Lenders | Notes payable - settlements
Long Term Debt [Line Items]
Debt instrument maturity date			2018-01
Maximum | Other Lenders | Notes payable - THE
Long Term Debt [Line Items]
Debt instrument maturity date			2016-02
Maximum | Other Lenders | Notes payable - physician partners
Long Term Debt [Line Items]
Debt instrument maturity date			2014-11
Maximum | Other Lenders | Notes payable - acquisition
Long Term Debt [Line Items]
Debt instrument maturity date	2015-10		2016-02

[1]	Effective rate as of September 30, 2014
[2]	Effective rate as of December 31, 2013